Taxation (Details) - Schedule of Income Tax Provision - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	$ 926	$ 1,139	$ 2,182	$ 2,062	$ 4,028
Deferred income tax benefit	(76)	(249)	(1,951)	(1,124)	(2,276)
Total income tax expense	$ 850	$ 890	$ 231	$ 938	$ 1,752